Warrant Liability and Earnout Shares Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The inputs to the model were as follows:

	June 30, 2016	December 31, 2015

Stock Price	$11.31	$13.74
Dividend Yield*	$0.125	$0.125
Risk-free rate	0.49%	0.65%
Expected Term	0.47	0.97
Expected Volatility	35.68%	37.69%

*A quarterly dividend of $0.125 per share commencing in the third quarter of 2016 was assumed.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2015	$31,213
Adjustment to fair value of warrants exercised cashlessly	(222)
Adjustment to fair value of unexercised warrants	(5,911)
Balance – March 31, 2016	25,080
Adjustment to fair value of warrants exercised cashlessly	(15)
Adjustment to fair value of unexercised warrants	(6,687)
Balance – June 30, 2016	$18,378

Schedule for the Targets and Number of Earnout Shares Issuable

The following table sets forth the targets and the number of Earnout Shares issuable upon the achievement of such targets:

	Ordinary Share	EBITDA Target		Number of Earnout Shares
	Price Target	Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/14	$12.00 per share	$30,000	$36,000	416,667	500,000
Fiscal year ending 12/31/15	$13.00 per share	$35,000	$40,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000	$45,000	1,333,333	1,500,000

Warrant Liability [Member]
Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The inputs to the model were as follows:

	December 31,
	2015	2014
Stock Price	$13.74	$10.15
Dividend Yield	*	N/A
Risk-free rate	0.65%	0.67%
Expected Term	0.97	1.97
Expected Volatility (level 3 input)	37.69%	33.62%

  * A quarterly dividend of $0.125 per share commencing in the second quarter of 2016 was assumed.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2014	$19,991
Fair value adjustment for year ended December 31, 2015	11,222
Balance at December 31, 2015	$31,213

Schedule of Change in Fair Value of Exercised Warrants

In the year ended December 31, 2015, the Company recorded $8,591 in the consolidated statement of operations for the change in fair value of exercised warrants and recorded $13,679 as additional paid-in capital in the shareholders equity section of the Company’s consolidated balance sheet as below:

	Number of Warrants	Average Value	Fair Value
Opening balance as of January 1, 2015	9,097,430	$2.19	$19,991
Change in fair value to the date of cashless exercise charged to income statement	2,325,924	$3.69	$8,591
Fair value of warrants exercised credited to shareholders equity	2,325,924	$5.88	$(13,679)
Change in fair value of unexercised warrants remaining at December 31, 2015	6,771,506	$2.41	$16,310
Closing balance as of December 31, 2015	6,771,506	$4.61	$31,213
Net gain on exercise of warrants	2,325,924	$2.19	$(5,088)
Total change in warrant liability due exercise of warrants and change in fair value of remaining warrants	—	—	$11,222

Earnout Shares Liability [Member]
Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The inputs to the model were as follows:

	December 31,
	2015	2014
Stock Price	$13.74	$10.15
Risk-free rate	0.41%	0.67%
Expected Term	1 year	2 years
Asset Volatility (level 3 input)	38%	34%
Equity Volatility (level 3 input)	45%	40%

* A quarterly dividend of $0.125 per share commencing in the second quarter of 2016 was assumed.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the earnout shares liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2013	$18,254
Fair value adjustment for year ended December 31, 2014	10,807
Balance – December 31, 2014	29,061
Fair value adjustment for year ended December 31, 2015	10,858
Fair value of earnout shares issued credited to shareholders equity	(5,765)
Balance at December 31, 2015	$34,154

Schedule for the Targets and Number of Earnout Shares Issuable

The following table sets forth the targets and the number of Earnout Shares issuable upon the achievement of such targets:

	Ordinary Share	EBITDA Target		Number of Earnout Shares
	Price Target	Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/14	$12.00 per share	$30,000	$36,000	416,667	500,000
Fiscal year ending 12/31/15	$13.00 per share	$35,000	$40,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000	$45,000	1,333,333	1,500,000